UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Round Table Services, LLC
Address: 319 Lenox Avenue
         Westfield, NJ  07090

13F File Number:  028-12173

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ushir Shah
Title:     Chief Compliance Officer
Phone:     908-789-7310

Signature, Place, and Date of Signing:

 /s/ Ushir Shah     Westfield, NJ     January 30, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $76,415 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101      236     4438 SH       SOLE                        0        0     4438
APPLE INC                      COM              037833100     1922     4745 SH       SOLE                        0        0     4745
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      459        4 SH       SOLE                        0        0        4
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      259     3400 SH       SOLE                        0        0     3400
CIGNA CORPORATION              COM              125509109      214     5106 SH       SOLE                        0        0     5106
CISCO SYS INC                  COM              17275R102      419    23200 SH       SOLE                        0        0    23200
DUKE REALTY CORP               COM NEW          264411505      507    42061 SH       SOLE                        0        0    42061
ENTERPRISE PRODS PARTNERS L    COM              293792107      327     7040 SH       SOLE                        0        0     7040
EXXON MOBIL CORP               COM              30231G102      349     4120 SH       SOLE                        0        0     4120
GATX CORP                      COM              361448103      318     7288 SH       SOLE                        0        0     7288
ISHARES INC                    MSCI JAPAN       464286848      135    14850 SH       SOLE                        0        0    14850
ISHARES TR                     S&P 100 IDX FD   464287101     2547    44652 SH       SOLE                        0        0    44652
ISHARES TR                     DJ SEL DIV INX   464287168     2160    40165 SH       SOLE                        0        0    40165
ISHARES TR                     BARCLYS TIPS BD  464287176      382     3274 SH       SOLE                        0        0     3274
ISHARES TR                     S&P 500 INDEX    464287200    15100   119876 SH       SOLE                        0        0   119876
ISHARES TR                     BARCLY USAGG B   464287226      635     5761 SH       SOLE                        0        0     5761
ISHARES TR                     MSCI EMERG MKT   464287234     3426    90304 SH       SOLE                        0        0    90304
ISHARES TR                     IBOXX INV CPBD   464287242      235     2070 SH       SOLE                        0        0     2070
ISHARES TR                     S&P LTN AM 40    464287390      235     5522 SH       SOLE                        0        0     5522
ISHARES TR                     RUSSELL MIDCAP   464287499     2973    30207 SH       SOLE                        0        0    30207
ISHARES TR                     RUSSELL1000VAL   464287598     4651    73270 SH       SOLE                        0        0    73270
ISHARES TR                     RUSSELL1000GRW   464287614     1539    26639 SH       SOLE                        0        0    26639
ISHARES TR                     RUSSELL 1000     464287622    15580   224587 SH       SOLE                        0        0   224587
ISHARES TR                     RUSSELL 2000     464287655     3991    54116 SH       SOLE                        0        0    54116
ISHARES TR                     RUSSELL 3000     464287689      326     4397 SH       SOLE                        0        0     4397
ISHARES TR                     S&P SMLCAP 600   464287804     2455    35947 SH       SOLE                        0        0    35947
ISHARES TR                     MSCI ACJPN IDX   464288182     1089    21816 SH       SOLE                        0        0    21816
ISHARES TR                     MSCI ACWI EX     464288240     2513    68258 SH       SOLE                        0        0    68258
ISHARES TR                     HIGH YLD CORP    464288513     2672    29880 SH       SOLE                        0        0    29880
JOHNSON & JOHNSON              COM              478160104      286     4358 SH       SOLE                        0        0     4358
JPMORGAN CHASE & CO            COM              46625h100      258     7771 SH       SOLE                        0        0     7771
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625H365      485    12440 SH       SOLE                        0        0    12440
LILLY ELI & CO                 COM              532457108      389     9363 SH       SOLE                        0        0     9363
NGP CAP RES CO                 COM              62912R107       89    12400 SH       SOLE                        0        0    12400
SPDR GOLD TRUST                GOLD SHS         78463v107     1107     7285 SH       SOLE                        0        0     7285
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108      767    19455 SH       SOLE                        0        0    19455
VANGUARD INTL EQUITY INDEX F   TT WRLD ST ETF   922042742      328     7585 SH       SOLE                        0        0     7585
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     3465    87381 SH       SOLE                        0        0    87381
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858      545    14265 SH       SOLE                        0        0    14265
VANGUARD WORLD FDS             CONSUM STP ETF   92204A207      597     7330 SH       SOLE                        0        0     7330
WISDOMTREE TRUST               LARGECAP DIVID   97717w307      445     9086 SH       SOLE                        0        0     9086